Net Loss Per Share - Summary of Antidilutive Securities Excluded from Computation of Net Loss per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related to Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share	277,244,735	335,091,531	280,482,617